Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 21.67		$ 19.86		$ 22.38
Interest Income (in dollars per unit)	$ 0	[1]	$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.33)		$ (1.54)		$ (1.64)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 6.76	[2]	$ 3.34	[2]	$ (0.89)	[2]
Net Income (Loss) (in dollars per unit)	$ 5.43	[3]	$ 1.81	[3]	$ (2.52)	[3]
Net asset value, period end (in dollars per unit)	$ 27.10		$ 21.67		$ 19.86
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.20%)		(7.40%)		(7.50%)
Expenses before Incentive Fees (in hundredths)	6.30%		7.50%		7.60%
Expenses after Incentive Fees (in hundredths)	6.30%		7.50%		7.60%
Total return before incentive fees (in hundredths)	25.10%		9.10%		(11.30%)
Total return after incentive fees (in hundredths)	25.10%		9.10%		(11.30%)
Amount is less than this percentage (in hundredths)	0.005%

[1]	Amount less than 0.005%.
[2]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	Based on change in net asset value per Unit.